Short-Term and Long-Term Borrowings (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Short-Term and Long-Term Borrowings [Abstract]
Interest expense on debt	$ 219,908	$ 642,540